Summary of Net Sales to Customers by Geographical Areas (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Segment Reporting Information [Line Items]
Net sales	$ 855,847	[1]	$ 678,113	[1]	$ 509,124	[1]
Hong Kong
Segment Reporting Information [Line Items]
Net sales	58,045		72,498		69,135
Europe
Segment Reporting Information [Line Items]
Net sales	6,496		14,400		30,282
United States
Segment Reporting Information [Line Items]
Net sales			3,021		32,332
PRC (excluding Hong Kong)
Segment Reporting Information [Line Items]
Net sales			1,316		793
Japan
Segment Reporting Information [Line Items]
Net sales	791,299		583,280		374,129
Others
Segment Reporting Information [Line Items]
Net sales	$ 7		$ 3,598		$ 2,453

[1]	The net sales have excluded the sales from the discontinued operations of $93,193, $493,997 and $47,086 for the years ended December 31, 2011, 2012 and 2013, respectively.